Revenue - Summary of Contract Balances (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Trade receivables (refer Note 9)	₨ 24,268	$ 284	₨ 21,856		₨ 30,687
Contract assets (refer Note 52)	2,832	33	₨ 1,716	$ 20	₨ 7,711
Contract liabilities (refer Note 21)	₨ 1,240	$ 15